Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jul. 09, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Apr. 26, 2017	Feb. 28, 2017	Feb. 29, 2016	Jun. 19, 2015	Feb. 28, 2015
PGIM Jennison Focused Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 36,418.75		$ 31,790.18	$ 20,204.92	$ 25,581.81	$ 29,238.64	$ 17,422.18	$ 15,490.48	$ 14,522.78		$ 10,370.20	$ 8,784.42		$ 9,450.09
PGIM Jennison Focused Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 35,776.62		31,467.62	20,141.65	25,695.92	29,626.65	17,784.02	15,917.48	15,035.79		10,815.54	9,234.37		10,000.00
PGIM Jennison Focused Growth Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 39,662.91		34,524.40	21,878.83	27,619.52	31,481.69	18,701.37	16,569.51	15,488.05		11,026.81	9,317.82		10,000.00
PGIM Jennison Focused Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 39,892.97		34,690.12	21,964.60	27,703.82	31,550.12	18,731.14	16,574.08	15,490.67		11,029.41	9,317.11		10,000.01
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 18,690.37		16,460.32	15,289.57	15,865.33	13,317.68	10,735.31	11,910.04	12,423.83		11,338.50	8,396.63		9,450.08
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 18,034.19		16,025.38	15,047.93	15,773.16	13,370.80	10,904.17	12,227.17	12,854.32		11,822.99	8,818.03		10,000.00
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,253.20		16,984.38	15,813.34	16,436.84	13,823.20	11,164.27	12,415.42	12,978.07		11,862.14	8,806.84	$ 10,000.01
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 20,417.62		17,912.53	16,580.71	17,154.06	14,344.75	11,533.88	12,752.37	13,252.24		12,053.62	8,907.28		10,000.01
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,151.18		15,044.00	13,935.27	14,417.48	12,062.52	9,698.85	10,723.49	11,152.46	$ 10,000.00
PGIM STRATEGIC BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 13,794.73	$ 9,674.92	12,729.76	11,842.25	12,987.16	13,332.51	12,910.94	11,694.55	11,339.60		10,714.06	9,235.85
C000158017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 13,236.68	10,000.00	12,309.82	11,541.36	12,760.40	13,188.89	12,868.07	11,755.66	11,473.74		10,931.56	9,495.82
PGIM STRATEGIC BOND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,707.06	10,000.00	13,526.84	12,542.03	13,710.60	14,015.27	13,523.88	12,214.05	11,789.49		11,119.88	9,562.36
PGIM Strategic Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,156.77		12,083.12	11,200.25	12,240.25	12,520.69	12,078.64	10,907.03	10,512.11	$ 10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,876.886159869668		28,610.7473738972	21,931.94751975391	23,759.396601990684	20,413.764181601862	15,548.573253040644	14,371.162843808957	13,728.698056709494		11,723.840309752959	9,380.93047169509		10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,757.393263606447	10,000	11,111.982393144461	10,754.199143708718	11,912.289781439456	12,235.831647409823	12,068.859160737384	10,806.371511175777	10,474.360783947055		10,421.717924202885	10,276.283529123508
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,136.340861971345		36,857.77408155016	25,257.366716719021	29,145.320272399342	25,895.485279968128	17,951.149280481215	15,595.135521786347	14,626.632213790939		11,597.922682038652	9,494.7615735619675		$ 10,000
Bloomberg Intermediate US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Aggregate Bond Index
Account Value	$ 11,743.283615592114	$ 10,000	$ 11,069.005795399115	$ 10,674.614762549558	$ 11,505.458466244372	$ 11,812.749898906199	$ 11,574.756278337623	$ 10,677.197987323558	$ 10,330.203513191282		$ 10,320.039085322271	$ 10,228.78386271618